Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Fair values of Derivatives

Financial Statement impact of CNH Derivatives

The fair values of CNH’s derivatives as of December 31, 2012 and 2011 in the consolidated balance sheets are recorded as follows:

	2012	2011
	(in millions)
Derivatives Designated as Hedging Instruments:
Current assets – Prepayments and other:
Foreign exchange contracts:
Equipment Operations	$25	—
Interest rate derivatives:
Equipment Operations	7	—
Other assets:
Foreign exchange contracts:
Equipment Operations	—	$23
Interest rate derivatives:
Equipment Operations	83	73

Total assets	$115	$96

Current liabilities – Accrued liabilities:
Foreign exchange contracts:
Equipment Operations	$39	—
Other liabilities:
Foreign exchange contracts:
Equipment Operations	2	$85
Interest rate derivatives:
Financial Services	22	19

Total liabilities	$63	$104

Derivatives Not Designated as Hedging Instruments:
Current assets – Prepayments and other:
Foreign exchange contracts:
Equipment Operations	$22	—
Other assets:
Foreign exchange contracts:
Equipment Operations	—	$12
Interest rate derivatives:
Financial Services	2	4

Total assets	$24	$16

Current liabilities – Accrued liabilities:
Foreign exchange contracts:
Equipment Operations	$18	—
Other liabilities:
Foreign exchange contracts:
Equipment Operations	—	$11
Financial Services	—	2
Interest rate derivatives:
Financial Services	3	3

Total liabilities	$21	$16

Pre tax gains losses on consolidated statements of operation

Pre-tax gains (losses) on the consolidated statements of operations related to CNH’s derivatives for the year ended December 31, 2012, 2011 and 2010 are recorded in the following accounts:

	2012	2011	2010
	(in millions)
Fair Value Hedges
Interest rate derivatives—Other, net	$17	$76	$(3)
Gains/(losses) on hedged items—Other, net	(17)	(75)	3

Cash Flow Hedges
Recognized in accumulated other comprehensive income (Effective Portion):
Foreign exchange contracts—accumulated other comprehensive income	$(36)	$(18)	$(44)
Interest rate derivatives—accumulated other comprehensive income	(5)	(40)	(33)
Reclassified from accumulated other comprehensive income (Effective Portion):
Foreign exchange contracts—Net sales	(8)	(26)	(15)
Foreign exchange contracts—Cost of goods sold	(66)	50	(20)
Interest rate derivatives—Interest expense	(8)	(21)	(41)
Recognized directly in income (amounts excluded from effectiveness testing and ineffective portion):
Foreign exchange contracts—Other, net	(12)	(6)	(29)
Interest rate derivatives—Other, net	2	(3)	(7)

Not Designated as Hedges
Foreign exchange contracts—Other, net	$63	$22	$19
Interest rate derivatives—Other, net	—	(1)	—

Fair value hierarchy levels of assets and liabilities value on recurring basis

The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	Level 2		Level 3		Total
	2012	2011	2012	2011	2012	2011
	(in millions)
Assets
Foreign exchange derivatives	$47	$35	$—	$—	$47	$35
Interest rate derivatives	92	77	—	—	92	77
Retained interests	—	—	9	18	9	18

Total assets	$139	$112	$9	$18	$148	$130

Liabilities
Foreign exchange derivatives	$59	$98	$—	$—	$59	$98
Interest rate derivatives	25	22	—	—	25	22

Total liabilities	$84	$120	$—	$—	$84	$120

Changes in the Level 3 fair-value category

The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2012 and 2011:

	Retained Interests	Derivative Financial Instruments
	(in millions)
Balance at December 31, 2010	$39	$(5)
Total gains or losses (realized / unrealized)
Included in earnings	—	5
Included in other comprehensive income (loss)	1	—
Settlements	(22)	—

Balance at December 31, 2011	$18	$—
Total gains or losses (realized / unrealized)
Included in earnings	1	—
Included in other comprehensive income (loss)	1	—
Settlements	(11)	—

Balance at December 31, 2012	$9	$—

Estimated fair market values of financial instruments not carried at fair value in consolidated balance

The estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets as of December 31, 2012 and 2011 are as follows:

	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Retail finance accounts receivable	$9,201	$9,619	$8,221	$8,679
Long-term public debt, excluding current maturities	$3,082	$3,417	$3,308	$3,626
Long-term asset backed debt, excluding current maturities	$5,854	$5,952	$4,272	$4,316
Other long-term debt, excluding current maturities	$1,198	$1,173	$1,047	$985